As filed with the Securities and Exchange Commission on 9/20/2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-05308

Perritt MicroCap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gerald W. Perritt, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2007

Date of reporting period:  July 31, 2007

Item 1. Schedule of Investments.

	Schedule of Investments
	July 31, 2007 (Unaudited)
	Perritt MicroCap Opportunities Fund

Shares	COMMON STOCKS - 86.86%			Value

	Auto Parts and Equipment - 0.28%
217,000	SORL Auto Parts, Inc. (a)			1,532,020

	Biotechnology - 1.57%
363,000	ThermoGenesis Corp. (a)			860,310
583,551	Trinity Biotech PLC - ADR (a)			6,296,515
1,000,000	Zila, Inc. (a)			1,300,000
				8,456,825
	Building Materials - 0.83%
345,000	Comfort Systems USA, Inc.			4,464,300

	Business Services - 5.59%
254,400	Barrett Business Services, Inc.			6,421,056
90,000	Exponent, Inc. (a)			2,049,300
33,500	Forrester Research, Inc. (a)			831,470
250,000	GP Strategies Corporation (a)			2,695,000
299,200	RCM Technologies, Inc. (a)			2,594,064
229,700	Rentrak Corporation (a)			3,399,560
90,000	Team, Inc. (a)			4,230,900
136,500	TechTeam Global, Inc. (a)			1,588,860
368,300	Tier Technologies, Inc. (a)			3,456,496
70,000	World Fuel Services Corporation			2,862,300
				30,129,006
	Chemicals and Related Products - 1.94%
308,000	Aceto Corporation			2,807,420
213,300	Penford Corporation			7,621,209
				10,428,629
	Commercial Services & Supplies - 0.53%
600,000	Home Solutions of America, Inc. (a)			2,838,000

	Computers & Electronics - 3.72%
133,400	Comarco, Inc.			801,734
211,100	GSI Group, Inc. (a)			2,279,880
276,900	Hypercom Corp. (a)			1,423,266
805,000	InFocus Corporation (a)			1,722,700
53,100	NovAtel, Inc. (a)			1,955,673
300,000	Optimal Group, Inc. (a)			2,085,000
301,000	Overland Storage, Inc. (a)			680,260
177,450	PAR Technology Corp. (a)			1,506,551
310,000	PC-Tel, Inc. (a)			2,532,700
209,350	Rimage Corporation (a)			5,032,774
				20,020,538
	Construction & Engineering - 0.36%
100,000	Sterling Constuction Company, Inc. (a)			1,957,000

	Consumer Products - Manufacturing - 9.57%
309,500	Ashworth, Inc. (a)			2,185,070
125,700	Emak Worldwide, Inc. (a)			356,988
615,400	Emerson Radio Corp. (a)			1,606,194
231,201	Flexsteel Industries, Inc.			3,248,374
350,000	Furniture Brands International, Inc.			3,857,000
325,000	Hartmarx Corporation (a)			2,778,750
261,500	Hauppauge Digital, Inc. (a)			1,297,040
110,150	Hooker Furniture Corporation			2,230,538
200,000	La-Z-Boy, Inc.			2,002,000
157,148	Lifetime Brands, Inc.			3,045,528
119,000	Matrixx Initiatives, Inc. (a)			2,557,310
65,000	Measurement Specialties, Inc. (a)			1,430,650
60,000	The Middleby Corporation (a)			3,720,600
80,000	Noble International, Ltd.			1,501,600
100,000	Perry Ellis International, Inc. (a)			3,001,000
26,000	RC2 Corporation (a)			920,660
94,000	Stanley Furniture Company, Inc.			1,570,740
97,000	Steinway Musical Instruments, Inc.			3,246,590
118,600	Tandy Brands Accessories, Inc.			1,457,594
270,000	Universal Electronics, Inc. (a)			9,514,800
				51,529,026
	Consumer Services - 0.50%
312,700	Rural / Metro Corporation (a)			1,407,150
180,000	Stewart Enterprises, Inc. - Class A			1,261,800
				2,668,950
	Electronic Equipment & Instruments - 0.37%
166,500	Zygo Corp. (a)			2,001,330

	Energy & Related Services - 0.89%
133,400	Michael Baker Corporation (a)			4,809,070

	Environmental Services - 1.28%
224,600	American Ecology Corporation			4,577,348
219,200	Versar, Inc. (a)			2,336,672
				6,914,020
	Financial Services - 0.97%
231,419	Nicholas Financial, Inc. (a)			2,221,622
303,200	Sanders Morris Harris Group, Inc.			2,977,424
				5,199,046
	Food - 2.35%
600,000	Darling International, Inc. (a)			5,034,000
381,800	Inventure Group, Inc. (a)			1,145,400
155,000	John B. Sanfilippo & Son, Inc. (a)			1,717,400
150,000	Landec Corporation (a)			1,726,500
270,000	SunOpta, Inc. (a)			3,042,900
				12,666,200
	Insurance - 0.88%
302,300	CRM Holdings Ltd. (a)			2,061,686
450,000	Penn Treaty American Corporation (a)			2,700,000
				4,761,686
	Leisure - 0.98%
409,700	Century Casinos, Inc. (a)			3,609,457
940,500	Youbet.com, Inc. (a)			1,683,495
				5,292,952
	Medical Supplies & Services - 6.09%
217,804	Allied Healthcare Products, Inc. (a)			1,410,281
626,700	BioScrip, Inc. (a)			3,409,248
400,000	CardioTech International, Inc. (a)			540,000
100,000	Five Star Quality Care, Inc. (a)			740,000
1,010,000	Healthtronics, Inc. (a)			4,029,900
200,000	Home Diagnostics, Inc. (a)			2,212,000
250,000	Mannatech, Inc.			2,352,500
79,404	Medical Action Industries, Inc. (a)			1,545,202
404,600	Microtek Medical Holdings, Inc. (a)			1,978,494
102,000	National Dentex Corporation (a)			1,753,380
276,000	Natus Medical, Inc. (a)			4,211,760
150,000	Option Care, Inc.			2,908,500
129,800	Possis Medical, Inc. (a)			1,443,376
97,700	Psychemedics Corporation			1,997,965
400,000	VIVUS, Inc. (a)			2,272,000
				32,804,606
	Metals & Mining - 0.45%
216,443	Allied Nevada Gold Corp. (a)			1,190,436
272,600	Vista Gold Corp. (a)			1,240,330
				2,430,766
	Military Equipment - 0.95%
47,100	The Allied Defense Group, Inc. (a)			294,375
307,517	Force Protection, Inc. (a)			4,828,017
				5,122,392
	Minerals and Resources - 3.80%
160,600	AM Castle & Co.			5,303,012
194,000	Fronteer Development Group, Inc. (a)			2,351,280
1,000,000	Northern Orion Resources, Inc. (a)			5,300,000
90,000	Seabridge Gold, Inc. (a)			2,628,900
547,600	Uranium Resources, Inc. (a)			4,879,116
				20,462,308
	Oil & Gas - 9.53%
270,000	Allis-Chalmers Energy, Inc. (a)			6,480,000
10,000	Arena Resources, Inc. (a)			543,100
191,600	Brigham Exploration Company (a)			929,260
77,400	Callon Petroleum Co. (a)			1,084,374
100,000	Carrizo Oil & Gas, Inc. (a)			3,657,000
248,300	CE Franklin Ltd. (a)			2,607,150
684,300	Gasco Energy, Inc. (a)			1,539,675
48,000	GMX Resources, Inc. (a)			1,513,920
80,000	GulfMark Offshore, Inc. (a)			3,758,400
205,000	Gulfport Energy Corp. (a)			3,897,050
130,000	Mitcham Industries, Inc. (a)			2,375,100
136,800	NATCO Group, Inc. - Class A (a)			6,332,472
1,045,900	Newpark Resources, Inc. (a)			6,620,547
22,267	Tengasco, Inc. (a)			16,032
216,500	TransGlobe Energy Corporation (a)			982,910
181,000	TXCO Resources, Inc. (a)			1,819,050
224,300	Union Drilling, Inc. (a)			3,411,603
790,000	VAALCO Energy, Inc. (a)			3,760,400
				51,328,043
	Real Estate - 0.55%
230,771	Monmouth Real Estate Investment Corp. - Class A			1,996,169
24,200	Tejon Ranch Co. (a)			960,014
				2,956,183
	Retail - 3.18%
96,100	Factory Card & Party Outlet Corp. (a)			709,218
80,000	Haverty Furniture Companies, Inc.			892,000
59,000	MarineMax, Inc. (a)			1,103,300
229,495	PC Mall, Inc. (a)			3,056,873
78,797	Rush Enterprises, Inc. - Class A (a)			2,202,376
78,318	Rush Enterprises, Inc. - Class B (a)			2,073,861
426,600	Sport Supply Group, Inc.			4,381,182
250,000	United Retail Group, Inc. (a)			2,717,500
				17,136,310
	Retail - Auto Parts - 1.16%
93,000	LoJack Corp. (a)			1,982,760
147,000	Midas, Inc. (a)			2,670,990
48,000	Monro Muffler Brake, Inc.			1,607,040
				6,260,790
	Semiconductor Related Products - 1.77%
300,200	Actel Corporation (a)			3,542,360
565,300	Catalyst Semiconductor, Inc. (a)			2,690,828
100,493	CyberOptics Corporation (a)			1,254,153
725,029	FSI International, Inc. (a)			2,059,082
				9,546,423
	Software - 5.60%
328,300	Aladdin Knowledge Systems Ltd. (a)			7,229,166
313,000	American Software, Inc. - Class A			3,658,970
490,800	iPass, Inc. (a)			2,331,300
100,000	Moldflow Corporation (a)			2,088,000
200,000	Netscout Systems, Inc. (a)			1,942,000
365,000	Packeteer, Inc. (a)			2,511,200
300,000	Smith Micro Software, Inc. (a)			4,095,000
273,100	Ulticom, Inc. (a)			2,225,765
193,000	Vignette Corp. (a)			4,060,720
				30,142,121
	Specialty Manufacturing - 8.14%
178,700	AAON, Inc.			5,344,917
87,288	AEP Industries, Inc. (a)			3,460,096
396,000	Apogee Enterprises, Inc.			10,200,960
118,000	Coachmen Industries, Inc.			941,640
87,600	Columbus Mckinnon Corp., NY (a)			2,246,940
603,800	Flanders Corporation (a)			3,496,002
345,000	Imax Corporation (a)			1,738,800
151,910	Integral Systems, Inc.			3,569,885
238,350	Modtech Holdings, Inc. (a)			450,481
69,491	Northwest Pipe Company (a)			2,335,593
157,000	Olympic Steel, Inc.			4,124,390
62,500	Printronix, Inc.			870,625
189,500	RF Monolithics, Inc. (a)			928,550
339,250	Spartan Motors, Inc.			4,142,243
				43,851,122
	Technology - 1.29%
485,000	Ceragon Networks Ltd. (a)			6,930,650

	Telecommunications - 7.92%
50,000	Comtech Group, Inc. (a)			711,000
150,000	Digi International, Inc. (a)			2,142,000
355,800	Ditech Networks, Inc. (a)			2,654,268
342,700	EFJ, Inc. (a)			1,864,288
313,000	Gilat Satellite Networks Ltd. (a)			2,766,920
312,200	Globecomm Systems, Inc. (a)			3,840,060
400,000	Harmonic, Inc. (a)			3,548,000
375,100	Intervoice, Inc. (a)			2,985,796
226,921	Oplink Communications, Inc. (a)			3,669,313
43,600	Preformed Line Products Company			2,068,384
300,000	RADVision Ltd. (a)			5,127,000
220,700	Radyne ComStream, Inc. (a)			2,465,219
384,300	Seachange International, Inc. (a)			2,682,414
993,700	The Management Network Group, Inc. (a)			2,394,817
542,085	TeleCommunication Systems, Inc. - Class A (a)			2,336,386
542,000	Westell Technologies, Inc. (a)			1,392,940
				42,648,805
	Transportation - 3.82%
147,486	Dynamex, Inc. (a)			3,542,614
1,300,000	Grupo TMM S.A. - ADR (a)			4,446,000
100,000	Quintana Maritime Ltd.			1,793,000
300,000	StealthGas, Inc.			5,169,000
157,500	USA Truck, Inc. (a)			2,816,100
139,070	Vitran Corporation, Inc. (a)			2,795,307
				20,562,021
	TOTAL COMMON STOCKS (Cost $375,708,717)			$467,851,138
Principal
Amount				Value
	SHORT TERM INVESTMENTS - 13.52%
	Commercial Paper - 7.41%
$15,000,000	General Electric Capital Corp., 5.29%, 8/02/2007			$14,997,878
25,000,000	Prudential Funding, 5.30%, 8/16/2007			24,946,854
	TOTAL COMMERCIAL PAPER (Cost $39,944,732)			$39,944,732

	Discount Note - 4.79%
$25,818,000	Federal Home Loan Bank Discount Note, 4.93%, 8/01/2007			$25,818,000
	(Cost $25,818,000)

	Variable Rate Demand Notes - 1.32%
$5,217,941	American Family Demand Note, 4.60%, 12/31/2031 (b)			$5,217,941
1,898,659	Wisconsin Corporate Central Credit Union Demand Note, 4.87%, 12/31/2007 (b)			1,898,659
	TOTAL VARIABLE RATE DEMAND NOTE (Cost $7,116,600)			$7,116,600

	TOTAL SHORT TERM INVESTMENTS (Cost $72,879,332)			$72,879,332
	Total Investments (Cost $448,588,049) - 100.38%			$540,730,470
	Liabilities in Excess of Other Assets - (0.38)%			(2,066,287)
	TOTAL NET ASSETS - 100.00%			$538,664,183

	Percentages are stated as a percent of net assets.
	ADR	American Depository Receipt.
	(a)	Non Income Producing Security.
	(b)	Variable rate demand notes are considered short-term obligations and are payable
	on demand. Interest rates change periodically on specified dates. The interest rates
		shown are as of July 31, 2007.

	The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows[1]:

	Cost of investments		$ 448,588,049

	Gross unrealized appreciation		132,532,550
	Gross unrealized depreciation		(40,390,129)
	Net unrealized appreciation		$ 92,142,421

	[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous
	fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s
	most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt MicroCap Opportunities Fund, Inc.

By (Signature and Title)    /s/ Michael J. Corbett
Michael J. Corbett, President

Date      9/17/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Michael J. Corbett
Michael J. Corbett, President

Date       9/17/07

By (Signature and Title)     /s/ Sam Schulz
     Sam Schulz, Treasurer

Date     9/17/07